Other Gains and Losses, Net (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Other Gains and Losses

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Gain on disposal of financial assets, net
Investments in debt instruments at FVTOCI	$537.8	$1,439.4	$93.2
Loss on disposal of subsidiaries	(4.6)	—	—
Gain (loss) on financial instruments at FVTPL, net
Mandatorily measured at FVTPL	(2,360.7)	8,244.5	(7,973.6)
Gain arising from fair value hedges, net	13.1	—	—

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

The reversal (accrual) of expected credit loss of financial assets
Investments in debt instruments at FVTOCI	$(6.9)	$0.9	$(1.3)
Financial assets at amortized cost	5.2	(4.6)	4.0
Other gains, net	665.1	426.2	489.7

	$(1,151.0)	$10,106.4	$(7,388.0)